Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	73 Months Ended	95 Months Ended	99 Months Ended	107 Months Ended	111 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 29, 2018	Sep. 28, 2018	Aug. 31, 2018	Oct. 31, 2017	Dec. 31, 2016	Dec. 09, 2016	Oct. 31, 2016	Sep. 12, 2016	Aug. 05, 2016	Dec. 04, 2015	Oct. 31, 2015	Aug. 31, 2015	Aug. 07, 2015	Oct. 31, 2014
C000162544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 20,946	$ 20,946	$ 20,946	$ 20,946	$ 20,946	$ 20,946	$ 20,946	$ 20,946	$ 15,655	$ 17,120	$ 21,014	$ 13,956	$ 13,972	$ 13,327				$ 13,086			$ 10,233			$ 10,000
Average Annual Return, Percent		33.79%	8.44%				8.65%
C000014624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 21,760	$ 21,760	21,760	21,760	21,760	$ 21,760	21,760	$ 21,760	16,225	17,719	21,720	14,408	14,397	13,714				13,447			10,505				$ 10,054			$ 10,000
Average Annual Return, Percent		34.11%	8.61%						8.09%
C000014625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 21,226	$ 21,226	21,226	21,226	21,226	21,226	21,226	$ 21,226	15,875	17,372	21,351	14,197	14,220	13,578				13,346			10,454				10,031			10,000
Average Annual Return, Percent		33.71%	8.34%						7.82%
C000171525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 25,303	$ 25,303	25,303	25,303	$ 25,303	25,303	25,303	$ 25,303	18,331	18,634	21,660	13,368	13,608	12,296				11,625			9,067		$ 9,425
Average Annual Return, Percent		30.09%	11.88%			11.93%
C000171525 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 26,846	$ 26,846	26,846	26,846	$ 26,846	26,846	26,846	26,846	19,449	19,771	22,981	14,184	14,438	13,046				12,334			9,620		10,000
Average Annual Return, Percent		38.04%	13.21%			12.74%
C000171522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 27,512	$ 27,512	27,512	27,512	$ 27,512	27,512	27,512	27,512	19,884	20,182	23,416	14,404	14,630	13,159				12,392			9,620		10,000
Average Annual Return, Percent		38.36%	13.46%			13.07%
C000171524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 27,292	$ 27,292	27,292	27,292	$ 27,292	27,292	27,292	27,292	19,736	20,039	23,264	14,321	14,554	13,108				12,379			9,620		10,000
Average Annual Return, Percent		38.28%	13.40%			12.96%
C000171523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 27,660	$ 27,660	27,660	27,660	$ 27,660	27,660	27,660	27,660	19,970	20,232	23,453	14,409	14,626	13,152				12,406			9,630		10,000
Average Annual Return, Percent		38.51%	13.59%			13.14%
C000171521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 27,094	$ 27,094	27,094	27,094	$ 27,094	27,094	27,094	27,094	19,608	19,920	23,144	14,257	14,503	13,079				12,359			9,620		10,000
Average Annual Return, Percent		38.18%	13.31%			12.86%
C000202769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 19,489	$ 19,489	$ 19,489	19,489	$ 19,489	19,489	19,489	19,489	13,998	14,129	16,298	9,968	10,065	9,008		$ 10,000
Average Annual Return, Percent		39.23%	14.13%	11.58%
C000014655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 18,551	$ 18,551	$ 18,551	18,551	18,551	18,551	18,551	$ 18,551	13,837	14,583	15,433	10,312	12,043	11,259				11,536			9,886				9,424			9,426
Average Annual Return, Percent		26.39%	7.74%						6.37%
C000014655 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 19,681	$ 19,681	19,681	19,681	19,681	19,681	19,681	$ 19,681	14,680	15,472	16,373	10,940	12,777	11,945				12,239			10,488				9,998			10,000
Average Annual Return, Percent		34.06%	9.02%						7.00%
C000162562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 20,127	$ 20,127	20,127	20,127	20,127	$ 20,127	20,127	$ 20,127	14,972	15,753	16,651	11,103	12,936	12,069				12,337			10,556			10,000
Average Annual Return, Percent		34.43%	9.24%				8.17%
C000079569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 19,970	$ 19,970	19,970	19,970	19,970	$ 19,970	19,970	$ 19,970	14,865	15,645	16,548	11,044	12,871	12,016				12,288			10,520				10,010			10,000
Average Annual Return, Percent		34.34%	9.18%						7.16%
C000014654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 20,280	$ 20,280	20,280	20,280	20,280	20,280	20,280	$ 20,280	15,069	15,839	16,722	11,139	12,970	12,085				12,346			10,550				10,027			10,000
Average Annual Return, Percent		34.58%	9.35%						7.33%
C000014656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 19,780	$ 19,780	19,780	19,780	19,780	19,780	19,780	$ 19,780	14,733	15,521	16,432	10,976	12,806	11,968				12,253			10,497				10,000			10,000
Average Annual Return, Percent		34.26%	9.08%						7.06%
C000162565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 22,847	$ 22,847	22,847	22,847	22,847	$ 22,847	22,847	$ 22,847	17,473	17,479	18,817	13,116	14,199	12,793				12,448			10,587			10,000
Average Annual Return, Percent		30.76%	9.98%				9.72%
C000014662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 23,305	$ 23,305	23,305	23,305	23,305	$ 23,305	23,305	$ 23,305	17,804	17,788	19,126	13,310	14,391	12,950				12,577			10,690				10,049			10,000
Average Annual Return, Percent		30.90%	10.12%						8.83%
C000014663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 22,724	$ 22,724	22,724	22,724	22,724	22,724	22,724	$ 22,724	17,405	17,428	18,790	13,114	14,210	12,819				12,485			10,633				10,026			10,000
Average Annual Return, Percent		30.56%	9.84%						8.55%
C000090854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 12,387	$ 12,387	12,387	12,387	12,387	12,387	12,387	$ 12,387	10,081	9,148	13,294	11,528	10,667	9,596				11,039			8,731				8,024			9,424
Average Annual Return, Percent		15.86%	1.82%						2.16%
C000090854 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 13,144	$ 13,144	13,144	13,144	13,144	13,144	13,144	$ 13,144	10,697	9,707	14,107	12,233	11,319	10,182				11,714			9,265				8,515			10,000
Average Annual Return, Percent		22.88%	3.04%						2.77%
C000162589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 16,296	$ 16,296	16,296	16,296	16,296	$ 16,296	16,296	$ 16,296	13,234	11,995	17,404	15,055	13,903	12,467				14,307			11,290			10,000
Average Annual Return, Percent		23.14%	3.23%				5.63%
C000090856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 13,436	$ 13,436	13,436	13,436	13,436	$ 13,436	13,436	$ 13,436	10,905	9,878	14,329	12,397	11,457	10,273				11,794			9,319				8,540			10,000
Average Annual Return, Percent		23.22%	3.24%						3.00%
C000090857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 13,631	$ 13,631	13,631	13,631	13,631	13,631	13,631	$ 13,631	11,044	9,992	14,479	12,506	11,534	10,334				11,844			9,336				8,546			10,000
Average Annual Return, Percent		23.43%	3.40%						3.15%
C000090855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 13,293	$ 13,293	13,293	13,293	13,293	13,293	13,293	$ 13,293	10,801	9,803	14,231	12,316	11,398	10,228				11,755			9,292				8,531			10,000
Average Annual Return, Percent		23.07%	3.12%						2.89%
C000202764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 12,224	$ 12,224	$ 12,224	12,224	12,224	12,224	12,224	$ 12,224	9,894	8,939	12,920	11,138	10,256	9,168		10,000
Average Annual Return, Percent		23.54%	3.57%	3.35%
C000033280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 35,606	$ 35,606	$ 35,606	35,606	35,606	35,606	35,606	$ 35,606	25,410	20,726	30,583	22,329	16,910	14,932				13,456			10,364				10,444			9,425
Average Annual Return, Percent		32.05%	14.69%						13.54%
C000033280 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 37,779	$ 37,779	37,779	37,779	37,779	37,779	37,779	$ 37,779	26,960	21,991	32,450	23,692	17,942	15,843				14,277			10,996				11,081			10,000
Average Annual Return, Percent		40.13%	16.06%						14.22%
C000162568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 34,039	$ 34,039	34,039	34,039	34,039	$ 34,039	34,039	$ 34,039	24,244	19,735	29,077	21,185	16,010	14,100				12,681			9,753			10,000
Average Annual Return, Percent		40.40%	16.28%				14.74%
C000079573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 38,324	$ 38,324	38,324	38,324	38,324	$ 38,324	38,324	$ 38,324	27,318	22,266	32,825	23,929	18,097	15,952				14,357			11,044				11,106			10,000
Average Annual Return, Percent		40.29%	16.19%						14.38%
C000033282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 38,903	$ 38,903	38,903	38,903	38,903	38,903	38,903	$ 38,903	27,685	22,521	33,158	24,139	18,228	16,045				14,415			11,073				11,114			10,000
Average Annual Return, Percent		40.52%	16.37%						14.55%
C000033281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 37,898	$ 37,898	37,898	37,898	37,898	37,898	37,898	$ 37,898	27,037	22,051	32,535	23,750	17,982	15,864				14,288			11,005				11,083			10,000
Average Annual Return, Percent		40.17%	16.08%						14.25%
C000202757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 22,397	$ 22,397	$ 22,397	22,397	22,397	22,397	22,397	$ 22,397	15,873	12,858	18,854	13,676	10,287	9,016		10,000
Average Annual Return, Percent		41.10%	16.84%	14.16%
C000124964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 16,147	$ 16,147	$ 16,147	16,147	16,147	16,147	16,147	$ 16,147	13,477	13,160	19,079	14,834	12,544	11,150				12,042			9,302				9,516			9,421
Average Annual Return, Percent		12.92%	3.95%						4.91%
C000124964 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 17,140	$ 17,140	17,140	17,140	17,140	17,140	17,140	$ 17,140	14,306	13,969	20,252	15,746	13,315	11,835				12,783			9,874				10,101			10,000
Average Annual Return, Percent		19.81%	5.18%						5.54%
C000162599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 17,304	$ 17,304	17,304	17,304	17,304	$ 17,304	17,304	$ 17,304	14,403	14,039	20,297	15,724	13,251	11,743				12,650			9,733			10,000
Average Annual Return, Percent		20.14%	5.48%				6.35%
C000124963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 17,585	$ 17,585	17,585	17,585	17,585	$ 17,585	17,585	$ 17,585	14,654	14,283	20,665	16,012	13,490	11,966				12,891			9,932				10,125			10,000
Average Annual Return, Percent		20.00%	5.45%						5.81%
C000124962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 17,826	$ 17,826	17,826	17,826	17,826	17,826	17,826	$ 17,826	14,828	14,441	20,857	16,142	13,583	12,038				12,954			9,958				10,143			10,000
Average Annual Return, Percent		20.22%	5.59%						5.95%
C000124965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 17,487	$ 17,487	17,487	17,487	17,487	17,487	17,487	$ 17,487	14,579	14,219	20,569	15,929	13,429	11,908				12,852			9,906				10,106			10,000
Average Annual Return, Percent		19.95%	5.42%						5.75%
C000202765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 13,621	$ 13,621	$ 13,621	13,621	13,621	13,621	13,621	$ 13,621	11,267	10,901	15,659	12,043	10,076	8,868		10,000
Average Annual Return, Percent		20.89%	6.21%	5.20%
C000162543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 31,503	$ 31,503	$ 31,503	31,503	31,503	$ 31,503	31,503	31,503	22,869	20,800	24,396	17,104	15,618	13,686				12,777			10,354			10,000
Average Annual Return, Percent		37.75%	15.07%				13.75%
C000014612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 33,767	$ 33,767	33,767	33,767	33,767	$ 33,767	33,767	$ 33,767	24,485	22,242	26,050	18,240	16,631	14,554				13,568			10,981				10,511			10,000
Average Annual Return, Percent		37.91%	15.22%						12.94%
C000014613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 32,943	$ 32,943	32,943	32,943	32,943	32,943	32,943	$ 32,943	23,944	21,806	25,602	17,975	16,429	14,411				13,471			10,931				10,491			10,000
Average Annual Return, Percent		37.59%	14.93%						12.66%
C000033989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 30,956	$ 30,956	30,956	30,956	30,956	30,956	30,956	$ 30,956	21,838	19,014	23,396	16,480	14,914	13,485				12,804			10,234				10,028			9,422
Average Annual Return, Percent		33.60%	14.36%						11.96%
C000033989 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 32,854	$ 32,854	32,854	32,854	32,854	32,854	32,854	$ 32,854	23,177	20,180	24,830	17,490	15,829	14,311				13,589			10,861				10,643			10,000
Average Annual Return, Percent		41.75%	15.73%						12.63%
C000162547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 30,880	$ 30,880	30,880	30,880	30,880	$ 30,880	30,880	$ 30,880	21,744	18,912	23,230	16,333	14,753	13,312				12,610			10,063			10,000
Average Annual Return, Percent		42.02%	15.92%				13.49%
C000079554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 33,315	$ 33,315	33,315	33,315	33,315	$ 33,315	33,315	$ 33,315	23,469	20,415	25,087	17,657	15,955	14,408				13,654			10,896				10,665			10,000
Average Annual Return, Percent		41.96%	15.86%						12.79%
C000014631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 33,785	$ 33,785	33,785	33,785	33,785	33,785	33,785	$ 33,785	23,771	20,638	25,331	17,798	16,062	14,478				13,709			10,921				10,674			10,000
Average Annual Return, Percent		42.12%	16.03%						12.95%
C000014632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 32,942	$ 32,942	32,942	32,942	32,942	32,942	32,942	$ 32,942	23,243	20,239	24,888	17,532	15,865	14,336				13,602			10,869				10,645			10,000
Average Annual Return, Percent		41.72%	15.73%						12.66%
C000202746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 21,680	$ 21,680	$ 21,680	21,680	21,680	21,680	21,680	$ 21,680	15,188	13,141	16,060	11,236	10,104	9,071		10,000
Average Annual Return, Percent		42.74%	16.50%	13.55%
C000014649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 21,522	$ 21,522	$ 21,522	21,522	21,522	21,522	21,522	$ 21,522	16,414	15,927	17,123	11,658	12,645	11,504				11,754			10,016				9,473			9,424
Average Annual Return, Percent		23.55%	9.91%						7.97%
C000014649 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 22,837	$ 22,837	22,837	22,837	22,837	22,837	22,837	$ 22,837	17,417	16,900	18,169	12,370	13,418	12,206				12,472			10,628				10,051			10,000
Average Annual Return, Percent		31.12%	11.22%						8.61%
C000162560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 23,072	$ 23,072	23,072	23,072	23,072	$ 23,072	23,072	$ 23,072	17,562	17,004	18,250	12,390	13,408	12,170				12,400			10,541			10,000
Average Annual Return, Percent		31.37%	11.47%				9.84%
C000079567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 23,172	$ 23,172	23,172	23,172	23,172	$ 23,172	23,172	$ 23,172	17,648	17,100	18,363	12,487	13,522	12,282				12,533			10,659				10,062			10,000
Average Annual Return, Percent		31.30%	11.37%						8.77%
C000014648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 23,533	$ 23,533	23,533	23,533	23,533	23,533	23,533	$ 23,533	17,898	17,307	18,562	12,599	13,623	12,358				12,590			10,690				10,083			10,000
Average Annual Return, Percent		31.49%	11.55%						8.93%
C000014650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 22,946	$ 22,946	22,946	22,946	22,946	22,946	22,946	$ 22,946	17,493	16,965	18,241	12,408	13,457	12,230				12,494			10,637				10,053			10,000
Average Annual Return, Percent		31.18%	11.26%						8.66%
C000202751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 17,953	$ 17,953	$ 17,953	17,953	17,953	17,953	17,953	$ 17,953	13,600	13,103	13,990	9,456	10,189	9,207		10,000
Average Annual Return, Percent		32.00%	12.00%	10.08%
C000033990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 27,869	$ 27,869	$ 27,869	27,869	27,869	27,869	27,869	$ 27,869	20,630	19,439	23,320	16,220	14,733	12,867				12,262			9,932				9,532			9,426
Average Annual Return, Percent		27.31%	12.26%						10.79%
C000033990 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 29,564	$ 29,564	29,564	29,564	29,564	29,564	29,564	$ 29,564	21,885	20,622	24,739	17,206	15,630	13,649				13,008			10,536				10,112			10,000
Average Annual Return, Percent		35.09%	13.60%						11.45%
C000162548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 29,645	$ 29,645	29,645	29,645	29,645	$ 29,645	29,645	$ 29,645	21,920	20,615	24,691	17,141	15,534	13,539				12,876			10,401			10,000
Average Annual Return, Percent		35.24%	13.80%				12.97%
C000079555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 29,889	$ 29,889	29,889	29,889	29,889	$ 29,889	29,889	$ 29,889	22,104	20,809	24,944	17,335	15,722	13,717				13,055			10,564				10,122			10,000
Average Annual Return, Percent		35.22%	13.71%						11.57%
C000014633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 30,383	$ 30,383	30,383	30,383	30,383	30,383	30,383	$ 30,383	22,431	21,079	25,228	17,504	15,848	13,801				13,123			10,600				10,142			10,000
Average Annual Return, Percent		35.45%	13.90%						11.75%
C000014634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 29,619	$ 29,619	29,619	29,619	29,619	29,619	29,619	$ 29,619	21,924	20,655	24,780	17,238	15,642	13,664				13,018			10,541				10,113			10,000
Average Annual Return, Percent		35.10%	13.62%						11.47%
C000014652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 18,428	$ 18,428	18,428	18,428	18,428	18,428	18,428	$ 18,428	14,943	14,917	24,036	17,554	13,954	12,076				11,840			9,389				9,734			9,425
Average Annual Return, Percent		16.27%	4.47%						6.30%
C000014652 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 19,551	$ 19,551	19,551	19,551	19,551	19,551	19,551	$ 19,551	15,854	15,826	25,502	18,624	14,805	12,812				12,562			9,962				10,327			10,000
Average Annual Return, Percent		23.32%	5.72%						6.93%
C000162561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 19,102	$ 19,102	19,102	19,102	19,102	$ 19,102	19,102	$ 19,102	15,473	15,407	24,809	18,075	14,335	12,372				12,103			9,574			10,000
Average Annual Return, Percent		23.45%	5.91%				7.53%
C000079568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 19,834	$ 19,834	19,834	19,834	19,834	$ 19,834	19,834	$ 19,834	16,061	16,006	25,782	18,803	14,919	12,894				12,626			9,997				10,344			10,000
Average Annual Return, Percent		23.49%	5.86%						7.09%
C000014651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 20,140	$ 20,140	20,140	20,140	20,140	20,140	20,140	$ 20,140	16,287	16,202	26,056	18,973	15,039	12,973				12,683			10,028				10,361			10,000
Average Annual Return, Percent		23.66%	6.01%						7.25%
C000014653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 19,632	$ 19,632	19,632	19,632	19,632	19,632	19,632	$ 19,632	15,924	15,884	25,595	18,692	14,846	12,842				12,585			9,973				10,332			10,000
Average Annual Return, Percent		23.28%	5.75%						6.98%
C000162564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 39,997	$ 39,997	39,997	39,997	39,997	$ 39,997	39,997	$ 39,997	27,852	23,456	31,163	21,803	16,902	14,459				13,086			10,109			10,000
Average Annual Return, Percent		43.61%	18.80%				16.83%
C000014660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 44,561	$ 44,561	44,561	44,561	44,561	$ 44,561	44,561	$ 44,561	30,997	26,077	34,607	24,182	18,725	16,000				14,457			11,159				10,909			10,000
Average Annual Return, Percent		43.76%	18.93%						16.12%
C000014661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 43,454	$ 43,454	43,454	43,454	43,454	43,454	43,454	$ 43,454	30,310	25,560	34,006	23,819	18,488	15,836				14,348			11,103				10,883			10,000
Average Annual Return, Percent		43.37%	18.64%						15.83%
C000145610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 13,814	$ 13,814	13,814	13,814	13,814	13,814	13,814	$ 13,814	11,579	10,465	13,472	12,520	12,506	10,823				11,488			10,513				9,254			9,598
Average Annual Return, Percent		14.52%	1.18%						3.28%
C000145610 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 14,392	$ 14,392	14,392	14,392	14,392	14,392	14,392	$ 14,392	12,063	10,903	14,036	13,044	13,029	11,276				11,969			10,952				9,641			10,000
Average Annual Return, Percent		19.30%	2.01%						3.71%
C000162600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 15,430	$ 15,430	15,430	15,430	15,430	$ 15,430	15,430	$ 15,430	12,916	11,637	14,951	13,855	13,819	11,913				12,614			11,505			10,000
Average Annual Return, Percent		19.46%	2.23%				4.99%
C000145609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 14,616	$ 14,616	14,616	14,616	14,616	$ 14,616	14,616	$ 14,616	12,239	11,048	14,201	13,181	13,143	11,346				12,034			10,987				9,656			10,000
Average Annual Return, Percent		19.43%	2.15%						3.87%
C000145608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 14,877	$ 14,877	14,877	14,877	14,877	14,877	14,877	$ 14,877	12,438	11,194	14,365	13,313	13,255	11,427				12,103			11,034				9,685			10,000
Average Annual Return, Percent		19.61%	2.34%						4.05%
C000145611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 14,520	$ 14,520	14,520	14,520	14,520	14,520	14,520	$ 14,520	12,166	10,989	14,126	13,106	13,083	11,316				12,004			10,971				9,649			10,000
Average Annual Return, Percent		19.35%	2.11%						3.80%
C000202766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 13,243	$ 13,243	$ 13,243	13,243	13,243	13,243	13,243	$ 13,243	11,005	9,842	12,561	11,561	11,448	9,808			$ 10,000
Average Annual Return, Percent		20.34%	2.96%	4.72%
C000158756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 15,264	$ 15,264	$ 15,264	15,264	15,264	15,264	$ 15,264	15,264	12,539	10,846	14,219	10,512	11,205	9,962				10,814			8,801				8,973		$ 9,425
Average Annual Return, Percent		14.69%	5.12%					4.69%
C000158756 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 16,196	$ 16,196	16,196	16,196	16,196	16,196	$ 16,196	16,196	13,304	11,508	15,086	11,153	11,888	10,570				11,474			9,338				9,520		10,000
Average Annual Return, Percent		21.74%	6.38%					5.36%
C000162604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 17,427	$ 17,427	17,427	17,427	17,427	$ 17,427	$ 17,427	17,427	14,280	12,343	16,146	11,907	12,662	11,234				12,156			9,865			10,000
Average Annual Return, Percent		22.04%	6.60%				6.43%
C000158755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 16,444	$ 16,444	16,444	16,444	16,444	$ 16,444	$ 16,444	16,444	13,492	11,654	15,263	11,265	11,983	10,647				11,530			9,357				9,520		10,000
Average Annual Return, Percent		21.88%	6.53%					5.53%
C000158754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 16,689	$ 16,689	16,689	16,689	16,689	16,689	$ 16,689	16,689	13,662	11,793	15,409	11,356	12,058	10,693				11,574			9,372				9,530		10,000
Average Annual Return, Percent		22.15%	6.72%					5.70%
C000158757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 16,308	$ 16,308	16,308	16,308	16,308	16,308	$ 16,308	16,308	13,389	11,585	15,174	11,205	11,930	10,615				11,503			9,345				9,520		10,000
Average Annual Return, Percent		21.80%	6.45%					5.44%
C000158759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 27,773	$ 27,773	27,773	27,773	27,773	27,773	$ 27,773	27,773	20,556	19,262	23,351	16,206	14,538	12,619				12,107			9,778				9,340		9,425
Average Annual Return, Percent		27.32%	12.48%					11.70%
C000158759 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 29,467	$ 29,467	29,467	29,467	29,467	29,467	$ 29,467	29,467	21,810	20,437	24,775	17,195	15,425	13,389				12,845			10,375				9,910		10,000
Average Annual Return, Percent		35.11%	13.82%					12.42%
C000162605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 30,013	$ 30,013	30,013	30,013	30,013	$ 30,013	$ 30,013	30,013	22,191	20,754	25,123	17,394	15,569	13,499				12,913			10,396			10,000
Average Annual Return, Percent		35.25%	14.03%				13.13%
C000158758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 29,906	$ 29,906	29,906	29,906	29,906	$ 29,906	$ 29,906	29,906	22,116	20,692	25,063	17,362	15,540	13,475				12,899			10,393				9,920		10,000
Average Annual Return, Percent		35.23%	13.99%					12.60%
C000158761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 30,299	$ 30,299	30,299	30,299	30,299	30,299	$ 30,299	30,299	22,373	20,902	25,274	17,484	15,628	13,528				12,941			10,408				9,920		10,000
Average Annual Return, Percent		35.43%	14.16%					12.76%
C000158760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 29,613	$ 29,613	29,613	29,613	29,613	29,613	$ 29,613	29,613	21,917	20,528	24,888	17,261	15,460	13,419				12,871			10,381				9,910		10,000
Average Annual Return, Percent		35.11%	13.88%					12.48%
C000175456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 13,678	$ 13,678	13,678	$ 13,678	13,678	13,678	$ 13,678	13,678	10,967	10,100	13,781	10,225	10,869	10,196				12,131		$ 9,425
Average Annual Return, Percent		17.61%	3.47%		4.05%
C000175456 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 14,513	$ 14,513	14,513	$ 14,513	14,513	14,513	14,513	14,513	11,636	10,717	14,621	10,849	11,532	10,817				12,871		10,000
Average Annual Return, Percent		24.72%	4.71%		4.83%
C000175453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 14,927	$ 14,927	14,927	$ 14,927	14,927	14,927	14,927	14,927	11,925	10,935	14,872	10,993	11,641	10,883				12,892		10,000
Average Annual Return, Percent		25.18%	5.10%		5.21%
C000175455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 14,814	$ 14,814	14,814	$ 14,814	14,814	14,814	14,814	14,814	11,852	10,888	14,820	10,972	11,636	10,890				12,892				$ 10,000
Average Annual Return, Percent		24.99%	4.95%		5.10%
C000175454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 14,987	$ 14,987	14,987	$ 14,987	14,987	14,987	14,987	14,987	11,971	10,976	14,923	11,021	11,663	10,896				12,914	$ 9,900			10,000
Average Annual Return, Percent		25.20%	5.14%		5.26%
C000175457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 14,717	$ 14,717	14,717	$ 14,717	14,717	14,717	14,717	14,717	11,792	10,833	14,762	10,935	11,592	10,847				12,882		10,000
Average Annual Return, Percent		24.80%	4.89%		5.02%
C000014658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 22,741	$ 22,741	22,741	$ 22,741	22,741	22,741	22,741	$ 22,741	16,537	17,523	20,065	12,417	13,587	12,932				12,853			10,026				9,804			9,426
Average Annual Return, Percent		29.63%	9.54%						8.56%
C000014658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 24,125	$ 24,125	24,125	24,125	24,125	24,125	24,125	$ 24,125	17,543	18,589	21,287	13,173	14,414	13,720				13,635			10,636				10,401			10,000
Average Annual Return, Percent		37.51%	10.85%						9.21%
C000162563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 23,091	$ 23,091	23,091	23,091	23,091	$ 23,091	23,091	$ 23,091	16,751	17,708	20,235	12,494	13,649	12,968				12,860			10,007			10,000
Average Annual Return, Percent		37.85%	11.09%				9.85%
C000079570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 24,467	$ 24,467	24,467	24,467	24,467	$ 24,467	24,467	$ 24,467	17,765	18,797	21,502	13,281	14,526	13,798				13,704			10,668				10,419			10,000
Average Annual Return, Percent		37.72%	10.99%						9.36%
C000014657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 24,832	$ 24,832	24,832	24,832	24,832	24,832	24,832	$ 24,832	18,004	19,021	21,718	13,404	14,626	13,885				13,768			10,702				10,432			10,000
Average Annual Return, Percent		37.93%	11.17%						9.52%
C000014659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 24,222	$ 24,222	24,222	24,222	24,222	24,222	24,222	$ 24,222	17,603	18,644	21,344	13,205	14,450	13,744				13,661			10,649				10,409			10,000
Average Annual Return, Percent		37.61%	10.88%						9.25%
C000202752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 16,492	$ 16,492	$ 16,492	16,492	16,492	16,492	16,492	$ 16,492	11,915	12,531	14,248	8,756	9,518	8,998	$ 10,000
Average Annual Return, Percent		38.41%	11.62%	8.56%
C000090850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 11,434	$ 11,434	$ 11,434	11,434	11,434	11,434	11,434	$ 11,434	9,591	8,508	12,506	12,260	11,178	9,342				11,503			8,582				8,005			9,428
Average Annual Return, Percent		12.40%	(0.72%)						1.35%
C000090850 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 12,128	$ 12,128	12,128	12,128	12,128	12,128	12,128	$ 12,128	10,173	9,024	13,264	13,003	11,855	9,909				12,200			9,102				8,490			10,000
Average Annual Return, Percent		19.22%	0.46%						1.95%
C000162588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 15,025	$ 15,025	15,025	15,025	15,025	$ 15,025	15,025	$ 15,025	12,562	11,114	16,288	15,924	14,468	12,046				14,777			10,991			10,000
Average Annual Return, Percent		19.61%	0.76%				4.68%
C000090852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 12,430	$ 12,430	12,430	12,430	12,430	$ 12,430	12,430	$ 12,430	10,404	9,206	13,493	13,193	11,995	9,996				12,285			9,146				8,502			10,000
Average Annual Return, Percent		19.47%	0.72%						2.20%
C000090853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 12,597	$ 12,597	12,597	12,597	12,597	12,597	12,597	$ 12,597	10,523	9,307	13,624	13,299	12,085	10,063				12,342			9,173				8,515			10,000
Average Annual Return, Percent		19.70%	0.83%						2.34%
C000090851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 12,369	$ 12,369	12,369	12,369	12,369	12,369	12,369	$ 12,369	10,372	9,171	13,456	13,145	11,956	9,967				12,249			9,132				8,497			10,000
Average Annual Return, Percent		19.26%	0.68%						2.15%
C000202763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 12,330	$ 12,330	$ 12,330	12,330	12,330	12,330	12,330	$ 12,330	10,209	8,939	12,986	12,568	11,311	9,341		10,000
Average Annual Return, Percent		20.78%	1.74%	3.50%
C000202770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 12,896	$ 12,896	$ 12,896	12,896	12,896	12,896	12,896	12,896	10,230	9,307	12,557	9,212	9,694	8,989		10,000
Average Annual Return, Percent		26.06%	5.87%	4.26%
C000033988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 29,522	$ 29,522	$ 29,522	29,522	29,522	29,522	29,522	$ 29,522	21,487	19,885	23,873	16,642	15,161	13,399				12,612			10,205				9,813			9,425
Average Annual Return, Percent		29.51%	12.91%						11.43%
C000033988 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 31,321	$ 31,321	31,321	31,321	31,321	31,321	31,321	$ 31,321	22,796	21,098	25,328	17,657	16,086	14,216				13,381			10,827				10,412			10,000
Average Annual Return, Percent		37.39%	14.26%						12.09%
C000162542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 30,295	$ 30,295	30,295	30,295	30,295	$ 30,295	30,295	$ 30,295	22,014	20,336	24,381	16,972	15,433	13,627				12,803			10,338			10,000
Average Annual Return, Percent		37.62%	14.44%				13.25%
C000079551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 31,727	$ 31,727	31,727	31,727	31,727	$ 31,727	31,727	$ 31,727	23,066	21,322	25,572	17,803	16,197	14,298				13,443			10,860				10,436			10,000
Average Annual Return, Percent		37.55%	14.39%						12.24%
C000014611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 32,215	$ 32,215	32,215	32,215	32,215	32,215	32,215	$ 32,215	23,381	21,585	25,852	17,973	16,324	14,387				13,506			10,892				10,448			10,000
Average Annual Return, Percent		37.78%	14.56%						12.41%
C000033987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 31,406	$ 31,406	31,406	31,406	31,406	31,406	31,406	$ 31,406	22,850	21,147	25,391	17,694	16,116	14,239				13,396			10,833				10,417			10,000
Average Annual Return, Percent		37.44%	14.27%						12.12%
C000202742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 20,803	$ 20,803	$ 20,803	20,803	20,803	20,803	20,803	$ 20,803	15,092	13,922	16,666	11,583	10,517	9,268		10,000
Average Annual Return, Percent		37.85%	14.62%	12.78%
C000162545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 16,986	$ 16,986	$ 16,986	16,986	16,986	$ 16,986	16,986	16,986	13,909	12,069	15,694	11,724	12,550	11,291				12,161			9,833			10,000
Average Annual Return, Percent		22.13%	6.24%				6.13%
C000079552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 16,557	$ 16,557	16,557	16,557	16,557	$ 16,557	16,557	$ 16,557	13,564	11,773	15,309	11,436	12,246	11,027				11,880			9,607				9,867			10,000
Average Annual Return, Percent		22.07%	6.22%						5.17%
C000014626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 16,810	$ 16,810	16,810	16,810	16,810	16,810	16,810	$ 16,810	13,744	11,916	15,475	11,544	12,340	11,094				11,934			9,637				9,882			10,000
Average Annual Return, Percent		22.31%	6.38%						5.33%
C000014627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 16,392	$ 16,392	16,392	16,392	16,392	16,392	16,392	$ 16,392	13,442	11,680	15,208	11,372	12,192	10,983				11,847			9,589				9,862			10,000
Average Annual Return, Percent		21.94%	6.10%						5.07%
C000202745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 13,991	$ 13,991	$ 13,991	13,991	13,991	13,991	13,991	$ 13,991	11,440	9,909	12,863	9,592	10,249	9,208		10,000
Average Annual Return, Percent		22.30%	6.42%	5.67%
C000171519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 10,847	$ 10,847	$ 10,847	10,847	$ 10,847	10,847	10,847	10,847	9,861	9,504	10,925	10,999	10,786	9,686				9,721			9,463		9,597
Average Annual Return, Percent		5.59%	(0.70%)			0.99%
C000171519 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 11,302	$ 11,302	11,302	11,302	$ 11,302	11,302	11,302	11,302	10,275	9,903	11,384	11,461	11,239	10,093				10,129			9,860		10,000
Average Annual Return, Percent		10.00%	0.11%			1.50%
C000171516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 11,577	$ 11,577	11,577	11,577	$ 11,577	11,577	11,577	11,577	10,495	10,096	11,552	11,598	11,337	10,159				10,164			9,870		10,000
Average Annual Return, Percent		10.30%	0.42%			1.79%
C000171518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 11,481	$ 11,481	11,481	11,481	$ 11,481	11,481	11,481	11,481	10,411	10,019	11,502	11,550	11,308	10,143				10,148			9,870		10,000
Average Annual Return, Percent		10.28%	0.30%			1.69%
C000171517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 11,625	$ 11,625	11,625	11,625	$ 11,625	11,625	11,625	11,625	10,532	10,116	11,590	11,620	11,348	10,165				10,158			9,870		10,000
Average Annual Return, Percent		10.37%	0.48%			1.84%
C000171520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 11,394	$ 11,394	11,394	11,394	$ 11,394	11,394	11,394	11,394	10,345	9,955	11,439	11,505	11,265	10,116				10,135			9,860		10,000
Average Annual Return, Percent		10.14%	0.23%			1.60%
C000202768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 11,825	$ 11,825	$ 11,825	11,825	$ 11,825	11,825	11,825	11,825	10,645	10,158	11,573	11,540	11,209	9,969		10,000
Average Annual Return, Percent		11.08%	1.08%	2.79%
C000033996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value		$ 15,029	$ 15,029	$ 15,029	15,029	15,029	15,029	15,029	$ 15,029	12,596	10,991	14,718	10,898	10,895	10,352				11,943			9,431				9,683			9,424
Average Annual Return, Percent		12.47%	5.38%						4.16%
C000033996 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value		$ 15,947	$ 15,947	15,947	15,947	15,947	15,947	15,947	$ 15,947	13,366	11,663	15,618	11,565	11,561	10,985				12,673			10,008				10,275			10,000
Average Annual Return, Percent		19.32%	6.65%						4.78%
C000162558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 16,088	$ 16,088	16,088	16,088	16,088	$ 16,088	16,088	$ 16,088	13,458	11,722	15,677	11,577	11,538	10,941				12,599			9,932			10,000
Average Annual Return, Percent		19.54%	6.88%				5.48%
C000079565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 16,216	$ 16,216	16,216	16,216	16,216	$ 16,216	16,216	$ 16,216	13,564	11,820	15,811	11,685	11,655	11,045				12,724			10,038				10,282			10,000
Average Annual Return, Percent		19.55%	6.83%						4.95%
C000014645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 16,454	$ 16,454	16,454	16,454	16,454	16,454	16,454	$ 16,454	13,744	11,962	15,980	11,785	11,747	11,110				12,776			10,069				10,297			10,000
Average Annual Return, Percent		19.72%	6.97%						5.11%
C000014646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 16,056	$ 16,056	16,056	16,056	16,056	16,056	16,056	$ 16,056	13,448	11,731	15,707	11,611	11,600	11,001				12,682			10,017				10,275			10,000
Average Annual Return, Percent		19.40%	6.72%						4.85%
C000202750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value		$ 13,897	$ 13,897	$ 13,897	13,897	13,897	13,897	13,897	$ 13,897	11,558	10,020	13,317	9,780	9,694	9,131		10,000
Average Annual Return, Percent		20.23%	7.47%	5.55%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	$ 32,298	$ 32,298	32,298	$ 32,298	$ 32,298	$ 32,298	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	10,000	10,000		13,504			10,892		10,000	10,000	10,449		10,000	10,000
Average Annual Return, Percent		37.86%	14.60%	12.76%		13.79%	13.39%	12.97%	12.44%
Russell 3000 C000162544 Index [Member]
Account Value [Line Items]
Account Value		$ 30,646	$ 30,646	$ 30,646	30,646	$ 30,646	$ 30,646	$ 30,646	$ 30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
Russell 3000 C000171522 Index [Member]
Account Value [Line Items]
Account Value		28,994	28,994	28,994	28,994	28,994	28,994	28,994	28,994	21,032	19,406	23,246	16,154	14,666	12,923				12,123			9,778
Russell 3000 C000171524 Index [Member]
Account Value [Line Items]
Account Value		28,994	28,994	28,994	28,994	28,994	28,994	28,994	28,994	21,032	19,406	23,246	16,154	14,666	12,923				12,123			9,778
Russell 3000 C000171523 Index [Member]
Account Value [Line Items]
Account Value		28,994	28,994	28,994	28,994	28,994	28,994	28,994	28,994	21,032	19,406	23,246	16,154	14,666	12,923				12,123			9,778
Russell 3000 C000171521 Index [Member]
Account Value [Line Items]
Account Value		28,994	28,994	28,994	28,994	28,994	28,994	28,994	28,994	21,032	19,406	23,246	16,154	14,666	12,923				12,123			9,778
Russell 3000 C000171525 Index [Member]
Account Value [Line Items]
Account Value		28,994	28,994	28,994	28,994	28,994	28,994	28,994	28,994	21,032	19,406	23,246	16,154	14,666	12,923				12,123			9,778
Russell 3000 C000202769 Index [Member]
Account Value [Line Items]
Account Value		20,785	20,785	20,785	20,785	20,785	20,785	20,785	20,785	15,077	13,911	16,664	11,580	10,513	9,264
Russell 3000 C000162562 Index [Member]
Account Value [Line Items]
Account Value		30,646	30,646	30,646	30,646	30,646	30,646	30,646	30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
Russell 1000 C000162565 Index [Member]
Account Value [Line Items]
Account Value		$ 31,425	31,425	31,425	31,425	31,425	31,425	31,425	31,425	22,760	20,789	24,861	17,323	15,625	13,688				12,795			10,346
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,206	$ 33,206	$ 33,206	33,206	33,206	$ 33,206	33,206	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464		10,000		13,520			10,933			10,000	10,486			10,000
Average Annual Return, Percent		38.07%	15.00%	13.25%			13.71%		12.75%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 14,012	$ 14,012	$ 14,012	14,012	14,012	$ 14,012	14,012	$ 14,012	11,181	10,092	14,631	12,509	11,556	10,331		10,000		11,809			9,339			10,000	8,547			10,000
Average Annual Return, Percent		25.32%	3.93%	3.57%			6.21%		3.43%
Russell 1000 C000162568 Index [Member]
Account Value [Line Items]
Account Value		$ 31,425	$ 31,425	$ 31,425	31,425	31,425	$ 31,425	31,425	$ 31,425	22,760	20,789	24,861	17,323	15,625	13,688				12,795			10,346
Russell 1000 C000202757 Index [Member]
Account Value [Line Items]
Account Value		$ 21,333	21,333	21,333	21,333	21,333	21,333	21,333	21,333	15,451	14,113	16,877	11,760	10,607	9,292
MSCI All Country World ex USA C000202765 Index [Member]
Account Value [Line Items]
Account Value										10,889	9,716	12,908	9,955	10,222	9,187
MSCI All Country World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Account Value		$ 15,972	$ 15,972	$ 15,972	$ 15,972	15,972	$ 15,972	15,972	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838		10,000		11,812		10,000	9,553	10,000		10,000	9,532			10,000
Average Annual Return, Percent		24.33%	5.78%	5.10%	6.68%		6.27%		4.79%
MSCI All Country World ex USA C000162599 Index [Member]
Account Value [Line Items]
Account Value		$ 17,195	$ 17,195	$ 17,195	$ 17,195	17,195	$ 17,195	17,195	$ 17,195	13,830	12,340	16,394	12,644	12,983	11,668				12,716			10,285
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,950	$ 33,950	$ 33,950	33,950	33,950	$ 33,950	33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591		10,000		13,593			10,994			10,000	10,520			10,000
Average Annual Return, Percent		38.02% [1]	15.27% [1]	13.55%			13.94% [2]		13.00% [1]
Standard And Poors 500 C000162543 Index [Member]
Account Value [Line Items]
Account Value		$ 31,992	$ 31,992	$ 31,992	31,992	31,992	$ 31,992	31,992	$ 31,992	23,179	21,045	24,646	17,245	15,719	13,749				12,808			10,360
Standard And Poors 500 C000202746 Index [Member]
Account Value [Line Items]
Account Value		21,678	21,678	21,678	21,678	21,678	21,678	21,678	21,678	15,706	14,260	16,700	11,685	10,651	9,316
Standard And Poors 500 C000162547 Index [Member]
Account Value [Line Items]
Account Value		31,992	31,992	31,992	31,992	31,992	31,992	31,992	31,992	23,179	21,045	24,646	17,245	15,719	13,749				12,808			10,360
Standard And Poors 500 C000162548 Index [Member]
Account Value [Line Items]
Account Value		$ 31,992	$ 31,992	31,992	31,992	31,992	31,992	31,992	31,992	23,179	21,045	24,646	17,245	15,719	13,749				12,808			10,360
Average Annual Return, Percent	[2]	38.02%	15.27%
Russell 3000 C000162561 Index [Member]
Account Value [Line Items]
Account Value		$ 30,646	$ 30,646	30,646	30,646	30,646	30,646	30,646	30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
Russell 1000 C000162564 Index [Member]
Account Value [Line Items]
Account Value		$ 31,425	31,425	31,425	31,425	31,425	31,425	31,425	31,425	22,760	20,789	24,861	17,323	15,625	13,688				12,795			10,346			10,000
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value		$ 13,340	$ 13,340	$ 13,340	13,340	13,340	$ 13,340	13,340	$ 13,340	11,289	10,418	13,742	13,161	13,034	11,398			$ 10,000	11,921			11,213			10,000	10,039			10,000
Average Annual Return, Percent		18.16%	0.47%	2.25%			3.33%		2.92%
J P Morgan Emerging Markets Bond C000162600 Index Global Diversified [Member]
Account Value [Line Items]
Account Value		$ 13,384	$ 13,384	$ 13,384	13,384	13,384	$ 13,384	13,384	$ 13,384	11,327	10,453	13,788	13,205	13,077	11,436				11,961			11,250
J P Morgan Emerging Markets Bond C000202766 Index Global Diversified [Member]
Account Value [Line Items]
Account Value		11,451	11,451	11,451	11,451	11,451	11,451	11,451	11,451	9,691	8,943	11,797	11,298	11,188	9,784
MSCI Emerging Markets C000162589 Index [Member]
Account Value [Line Items]
Account Value		17,101	17,101	17,101	17,101	17,101	17,101	17,101	17,101	13,646	12,316	17,856	15,267	14,103	12,608				14,412			11,397
MSCI Emerging Markets C000202764 Index [Member]
Account Value [Line Items]
Account Value		12,382	12,382	12,382	12,382	12,382	12,382	12,382	12,382	9,881	8,918	12,929	11,054	10,212	9,129
MSCI EAFE C000158754 Index [Member]
Account Value [Line Items]
Account Value		15,944	15,944	15,944	15,944	15,944	15,944	15,944	15,944	12,967	11,334	14,720	10,970	11,779	10,607				11,388			9,225				9,533	$ 9,315
MSCI EAFE C000158756 Index [Member]
Account Value [Line Items]
Account Value		15,944	15,944	15,944	15,944	15,944	15,944	15,944	15,944	12,967	11,334	14,720	10,970	11,779	10,607				11,388			9,225				9,533
MSCI EAFE C000162604 Index [Member]
Account Value [Line Items]
Account Value		17,080	17,080	17,080	17,080	17,080	17,080	17,080	17,080	13,890	12,142	15,768	11,751	12,617	11,363				12,199			9,883
MSCI EAFE C000158757 Index [Member]
Account Value [Line Items]
Account Value		15,944	15,944	15,944	15,944	15,944	15,944	15,944	15,944	12,967	11,334	14,720	10,970	11,779	10,607				11,388			9,225				9,533
MSCI EAFE C000158755 Index [Member]
Account Value [Line Items]
Account Value		$ 15,944	15,944	15,944	15,944	15,944	15,944	15,944	15,944	12,967	11,334	14,720	10,970	11,779	10,607				11,388			9,225				9,533
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Account Value		$ 16,714	$ 16,714	$ 16,714	16,714	16,714	$ 16,714	$ 16,714	$ 16,714	13,592	11,881	15,430	11,500	12,347	11,119		10,000		11,937			9,671			10,000	9,993		$ 10,000	10,000
Average Annual Return, Percent		22.97%	6.24%	5.48%			6.19%	5.18%	5.27%
Russell 3000 C000158758 Index [Member]
Account Value [Line Items]
Account Value		$ 30,827	$ 30,827	$ 30,827	30,827	30,827	$ 30,827	$ 30,827	$ 30,827	22,362	20,633	24,715	17,175	15,593	13,740				12,889			10,396				9,973
Russell 3000 C000158760 Index [Member]
Account Value [Line Items]
Account Value		30,827	30,827	30,827	30,827	30,827	30,827	30,827	30,827	22,362	20,633	24,715	17,175	15,593	13,740				12,889			10,396				9,973
Russell 3000 C000158759 Index [Member]
Account Value [Line Items]
Account Value		30,827	30,827	30,827	30,827	30,827	30,827	30,827	30,827	22,362	20,633	24,715	17,175	15,593	13,740				12,889			10,396				9,973
Russell 3000 C000158761 Index [Member]
Account Value [Line Items]
Account Value		30,827	30,827	30,827	30,827	30,827	30,827	30,827	30,827	22,362	20,633	24,715	17,175	15,593	13,740				12,889			10,396				9,973
Russell 3000 C000162605 Index [Member]
Account Value [Line Items]
Account Value		30,646	30,646	30,646	30,646	30,646	30,646	30,646	30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
MSCI All Country World ex USA C000202770 Index [Member]
Account Value [Line Items]
Account Value		13,538	13,538	13,538	13,538	13,538	13,538	13,538	13,538	10,889	9,716	12,908	9,955	10,222	9,187
MSCI All Country World ex USA C000175456 Index [Member]
Account Value [Line Items]
Account Value		16,657	16,657	16,657	$ 16,657	16,657	16,657	16,657	16,657	13,397	11,954	15,881	12,248	12,576	11,303				12,318
Average Annual Return, Percent					6.68%
MSCI All Country World ex USA C000175453 Index [Member]
Account Value [Line Items]
Account Value		16,657	16,657	16,657	$ 16,657	16,657	16,657	16,657	16,657	13,397	11,954	15,881	12,248	12,576	11,303				12,318
MSCI All Country World ex USA C000175455 Index [Member]
Account Value [Line Items]
Account Value		16,657	16,657	16,657	16,657	16,657	16,657	16,657	16,657	13,397	11,954	15,881	12,248	12,576	11,303				12,318
MSCI All Country World ex USA C000175454 Index [Member]
Account Value [Line Items]
Account Value		16,657	16,657	16,657	16,657	16,657	16,657	16,657	16,657	13,397	11,954	15,881	12,248	12,576	11,303				12,318	9,981
MSCI All Country World ex USA C000175457 Index [Member]
Account Value [Line Items]
Account Value		16,657	16,657	16,657	16,657	16,657	16,657	16,657	16,657	13,397	11,954	15,881	12,248	12,576	11,303				12,318
Russell 1000 C000202751 Index [Member]
Account Value [Line Items]
Account Value		21,333	21,333	21,333	21,333	21,333	21,333	21,333	21,333	15,451	14,113	16,877	11,760	10,607	9,292
Russell 1000 C000162560 Index [Member]
Account Value [Line Items]
Account Value		31,425	31,425	31,425	31,425	31,425	31,425	31,425	31,425	22,760	20,789	24,861	17,323	15,625	13,688				12,795			10,346
Russell 3000 C000162563 Index [Member]
Account Value [Line Items]
Account Value		30,646	30,646	30,646	30,646	30,646	30,646	30,646	30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
Russell 3000 C000202752 Index [Member]
Account Value [Line Items]
Account Value		20,785	20,785	20,785	20,785	20,785	20,785	20,785	20,785	15,077	13,911	16,664	11,580	10,513	9,264
MSCIEmergingMarkets C000202763 Index [Member]
Account Value [Line Items]
Account Value		12,382	12,382	12,382	12,382	12,382	12,382	12,382	12,382	9,881	8,918	12,929	11,054	10,212	9,129
Russell 3000 C000162542 Index [Member]
Account Value [Line Items]
Account Value		30,646	30,646	30,646	30,646	30,646	30,646	30,646	30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
Russell 3000 C000202742 Index [Member]
Account Value [Line Items]
Account Value		20,785	20,785	20,785	20,785	20,785	20,785	20,785	20,785	15,077	13,911	16,664	11,580	10,513	9,264
MSCI EAFE C000202745 Index [Member]
Account Value [Line Items]
Account Value		13,835	13,835	13,835	13,835	13,835	13,835	13,835	13,835	11,251	9,835	12,773	9,519	10,221	9,204
MSCI EAFE C000162545 Index [Member]
Account Value [Line Items]
Account Value		17,080	17,080	17,080	17,080	17,080	17,080	17,080	17,080	13,890	12,142	15,768	11,751	12,617	11,363				12,199			9,883			10,000
Bloomberg Global Aggregate Bond C000202768 Index [Member]
Account Value [Line Items]
Account Value		$ 9,973	9,973	9,973	9,973	9,973	9,973	9,973	9,973	9,104	8,951	11,299	11,442	10,831	9,888
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Account Value		$ 9,783	$ 9,783	$ 9,783	9,783	$ 9,783	9,783	9,783	9,783	8,931	8,780	11,084	11,223	10,625	9,699		10,000		9,902			9,787		10,000
Average Annual Return, Percent		9.54%	(1.64%)	(0.04%)		(0.27%)
MSCI EAFE C000162558 Index [Member]
Account Value [Line Items]
Account Value		$ 17,080	$ 17,080	$ 17,080	17,080	$ 17,080	17,080	17,080	17,080	13,890	12,142	15,768	11,751	12,617	11,363				12,199			9,883
MSCI EAFE C000202750 Index [Member]
Account Value [Line Items]
Account Value		$ 13,835	13,835	13,835	13,835	13,835	13,835	13,835	13,835	11,251	9,835	12,773	9,519	10,221	9,204
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,460	$ 21,460	$ 21,460	21,460	21,460	$ 21,460	21,460	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603	$ 10,000			13,355			10,446			10,000	10,034			10,000
Average Annual Return, Percent		34.07%	8.50%	5.76%			8.67%		7.94%
Russell 2000 C000162544 Index [Member]
Account Value [Line Items]
Account Value		$ 20,969	$ 20,969	$ 20,969	20,969	20,969	$ 20,969	20,969	$ 20,969	15,639	17,104	20,998	13,924	13,943	13,291				13,049			10,207
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Account Value		$ 21,561	$ 21,561	$ 21,561	21,561	$ 21,561	21,561	21,561	21,561	16,202	16,987	20,611	13,793	13,507	12,409		10,000		12,071			9,682		10,000
Average Annual Return, Percent		33.08%	9.81%	7.59%		9.77%
Russell 2500TM C000202769 Index [Member]
Account Value [Line Items]
Account Value		$ 15,611	$ 15,611	$ 15,611	15,611	$ 15,611	15,611	15,611	15,611	11,730	12,299	14,923	9,986	9,779	8,985
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value		$ 22,463	$ 22,463	22,463	22,463	22,463	$ 22,463	22,463	$ 22,463	16,759	17,379	19,347	13,020	13,990	12,710				12,689			10,834			10,000	10,047			10,000
Average Annual Return, Percent		34.03%	9.93%				9.48%		8.43%
Russell Midcap Value C000162562 Index [Member]
Account Value [Line Items]
Account Value		$ 22,409	$ 22,409	22,409	22,409	22,409	$ 22,409	22,409	$ 22,409	16,719	17,336	19,300	12,988	13,956	12,679				12,658			10,808
Russell 1000 Value C000162565 Index [Member]
Account Value [Line Items]
Account Value		$ 23,173	23,173	23,173	23,173	23,173	23,173	23,173	23,173	17,693	17,669	18,999	13,216	14,297	12,856				12,477			10,594
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,392	$ 23,392	$ 23,392	23,392	23,392	$ 23,392	23,392	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977		10,000		12,595			10,693			10,000	10,053			10,000
Average Annual Return, Percent		30.98%	10.14%	9.20%			9.89%		8.87%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 44,812	$ 44,812	$ 44,812	44,812	44,812	$ 44,812	44,812	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037		10,000		14,485			11,167			10,000	10,918			10,000
Average Annual Return, Percent		43.77%	19.00%	16.57%			17.03%		16.18%
Russell 1000 Growth C000162568 Index [Member]
Account Value [Line Items]
Account Value		$ 40,598	$ 40,598	$ 40,598	40,598	40,598	$ 40,598	40,598	$ 40,598	28,239	23,740	31,484	21,985	17,013	14,529				13,123			10,117
Russell 1000 Growth C000202757 Index [Member]
Account Value [Line Items]
Account Value		$ 25,444	25,444	25,444	25,444	25,444	25,444	25,444	25,444	17,698	14,879	19,732	13,779	10,663	9,106
Russell 3000 S000005371 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	$ 32,298	32,298	32,298	32,298	$ 32,298	32,298	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395				13,504			10,892			10,000	10,449			10,000
Average Annual Return, Percent		37.86%	14.60%				13.39%		12.44%
Russell 3000 C000162548 Index [Member]
Account Value [Line Items]
Account Value		$ 30,646	$ 30,646	30,646	30,646	30,646	$ 30,646	30,646	$ 30,646	22,231	20,512	24,570	17,075	15,502	13,659				12,814			10,335
Russell Midcap Growth C000162561 Index [Member]
Account Value [Line Items]
Account Value		$ 27,451	27,451	27,451	27,451	27,451	27,451	27,451	27,451	19,796	19,154	26,955	19,333	15,959	13,419				12,643			10,014
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value		$ 28,880	$ 28,880	28,880	28,880	28,880	$ 28,880	28,880	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118				13,301			10,536			10,000	$ 10,494			$ 10,000
Average Annual Return, Percent		38.67%	11.46%				12.00%		11.19%
MSCI All Country World ex USA Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Cap Index (Net)
Account Value		$ 16,800	$ 16,800	16,800	$ 16,800	16,800	$ 16,800	16,800	$ 16,800	13,578	12,478	17,271	12,440	12,431	11,429				12,661	$ 10,061	$ 10,000		$ 10,000
Average Annual Return, Percent		23.73%	6.21%		6.79%
MSCI All Country World ex USA Small Cap C000202770 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Cap Index (Net)
Account Value		$ 13,269	$ 13,269	$ 13,269	$ 13,269	13,269	13,269	13,269	13,269	10,724	9,856	13,642	9,826	9,819	9,027		10,000
Average Annual Return, Percent		23.73%	6.21%	4.75%
Russell 1000 Value C000202751 Index [Member]
Account Value [Line Items]
Account Value		$ 17,092	$ 17,092	$ 17,092	17,092	17,092	17,092	17,092	17,092	13,050	13,032	14,013	9,748	10,545	9,482
Russell 1000 Value C000162560 Index [Member]
Account Value [Line Items]
Account Value		23,173	23,173	23,173	23,173	23,173	23,173	23,173	23,173	17,693	17,669	18,999	13,216	14,297	12,856				12,477			10,594
Russell 2000 C000162563 Index [Member]
Account Value [Line Items]
Account Value		20,969	20,969	20,969	20,969	20,969	20,969	20,969	20,969	15,639	17,104	20,998	13,924	13,943	13,291				13,049			10,207
Russell 2000 C000202752 Index [Member]
Account Value [Line Items]
Account Value		14,063	14,063	14,063	14,063	14,063	14,063	14,063	14,063	10,489	11,471	14,082	9,338	9,351	8,914
Russell 1000 Growth C000162564 Index [Member]
Account Value [Line Items]
Account Value		40,598	40,598	40,598	40,598	40,598	40,598	40,598	40,598	28,239	23,740	31,484	21,985	17,013	14,529				13,123			10,117			10,000
MSCI Emerging Markets C000162588 Index [Member]
Account Value [Line Items]
Account Value		$ 17,101	17,101	17,101	17,101	17,101	17,101	17,101	17,101	13,646	12,316	17,856	15,267	14,103	12,608				14,412			11,397			$ 10,000
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Index (Hedged)
Account Value		$ 11,616	$ 11,616	$ 11,616	11,616	$ 11,616	11,616	11,616	11,616	10,630	10,377	11,406	11,552	11,245	10,233		$ 10,000		$ 10,035			$ 9,905		$ 10,000
Average Annual Return, Percent		9.28%	0.65%	2.15%		1.84%
Bloomberg Global Aggregate ex USD C000202768 Index Hedged [Member]
Account Value [Line Items]
Account Value		$ 11,384	$ 11,384	$ 11,384	$ 11,384	$ 11,384	$ 11,384	$ 11,384	$ 11,384	$ 10,418	$ 10,169	$ 11,178	$ 11,321	$ 11,020	$ 10,029

[1]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
[2]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.